Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the six-month period ended 30 June 2026:

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736

Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	68.5	(5 083)	(6 316)
Changes during the period	(20.8)	1 567	(1 439)
At the end of the current period	47.7	(3 516)	(7 755)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves

As of 1 January 2026	(32 076)	390	(954)	(32 641)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 857	-	-	2 857
Cash flow hedges	-	61	-	61
Other comprehensive income/(loss)	2 857	61	-	2 918
As of 30 June 2026	(29 219)	451	(954)	(29 722)
The translation reserves were mainly impacted the effect of the appreciation of the closing rates of the Colombian peso, Mexican peso and Brazilian real and the depreciation of the closing rate of the Euro, which resulted in a net foreign exchange translation adjustment of 2 857m US dollar as of 30 June 2026 (increase of equity).

			Post-
	Translation	Hedging	employment	Total OCI
Million US dollar	Reserves	reserves	benefits	Reserves

As of 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 694	-	-	2 694
Cash flow hedges	-	(255)	-	(255)
Other comprehensive income/(loss)	2 694	(255)	-	2 439
As of 30 June 2025	(35 976)	235	(1 020)	(36 762)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share (“Basic EPS”) for the six-month period ended 30 June 2026 is based
on the profit attributable to
equity
holders
of AB InBev of 6 314m US dollar (30 June 2025: 3 824m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including stock lending) per end of the period, calculated as follows:

Million shares	2026	2025

Issued ordinary and restricted shares as of 1 January, net of treasury shares	1 951	1 975
Effect of stock lending	20	27
Effect of delivery of treasury shares and share buyback programs	5	(13)
Weighted average number of ordinary and restricted shares as of 30 June	1 976	1 989
The calculation of diluted earnings per share (“Diluted EPS”) for the six-month period ended 30 June 2026 is based on the profit attributable to equity holders of AB InBev of 6 314m US dollar (30 June 2025: 3 824m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including stock lending) at the end of the period, calculated as follows:

Million shares	2026	2025

Weighted average number of ordinary and restricted shares as of 30 June	1 976	1 989
Effect of share options, PSUs and restricted stock units	33	37
Weighted average number of ordinary and restricted shares (diluted) as of 30 June	2 009	2 026

The calculation of Underlying earnings per share (“Underlying EPS”) is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2026	2025

Profit attributable to equity holders of AB InBev	6 314	3 824
Net impact of exceptional items on profit (refer to Note 7)	(2 034)	(305)
Profit, attributable to equity holders of AB InBev, before exceptional items	4 280	3 519
Hyperinflation impacts	35	37
Underlying profit	4 314	3 556

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2026	2025

Profit attributable to equity holders of AB InBev	6 314	3 824
Weighted average number of ordinary and restricted shares	1 976	1 989
Basic EPS	3.20	1.92

Profit attributable to equity holders of AB InBev	6 314	3 824
Weighted average number of ordinary and restricted shares (diluted)	2 009	2 026
Diluted EPS	3.14	1.89

Underlying profit	4 314	3 556
Weighted average number of ordinary and restricted shares	1 976	1 989
Underlying EPS	2.18	1.79